UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylin Investment Management Inc
Address: 5068 W Plano Parkway Suite 277

         Plano, TX  75093

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     9729314808

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     February 13, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     70

Form13F Information Table Value Total:     $303,404 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              604059105      323     3825 SH       SOLE                     3825
Abbott Laboratories            COM              002824100      326     5800 SH       SOLE                     5800
Altria Group                   COM              718154107      317     4191 SH       SOLE                     4191
American Express               COM              025816109     1864    35836 SH       SOLE                    35836
Amgen Inc                      COM                            1284    27648 SH       SOLE                    27648
Anheuser-Busch                 COM              035229103    17995   343802 SH       SOLE                   343802
AT&T                           COM              001957109      867    20867 SH       SOLE                    20867
Bank of New York               COM              064057102      400     8200 SH       SOLE                     8200
Bed Bath & Beyond              COM                            1923    65425 SH       SOLE                    65425
Berkshire Hathaway Cl A 1/100t COM                             283      200 SH       SOLE                      200
Berkshire Hathaway Class B     COM              084670207    81762    17264 SH       SOLE                    17264
BP PLC ADR                     COM              055622104      271     3700 SH       SOLE                     3700
Bristol-Myers Squibb           COM              110122108      301    11350 SH       SOLE                    11350
Cadbury Schweppes Plc          COM                             671    13600 SH       SOLE                    13600
Central Fund of Canada Cl A                     153501101    19736  1825700 SH       SOLE                  1825700
Chevron                        COM              166764100     1078    11550 SH       SOLE                    11550
cisco Systems                  COM              17275R102      382    14125 SH       SOLE                    14125
Citigroup                      COM              172967101      233     7900 SH       SOLE                     7900
CMKM Diamonds                  COM              125809103        0  1000000 SH       SOLE                  1000000
Coca Cola                      COM              191216100    18789   306153 SH       SOLE                   306153
Coldwater Creek                COM                             156    23250 SH       SOLE                    23250
ConocoPhillips                 COM              20825C104     2148    24321 SH       SOLE                    24321
Dell Inc                       COM              247025109      308    12550 SH       SOLE                    12550
Diageo PLC ADR                 COM                            1408    16400 SH       SOLE                    16400
Dominion Resources Black Warri COM              25746Q108     2605   143525 SH       SOLE                   143525
Dow Chemical                   COM              260543103      217     5500 SH       SOLE                     5500
Duke Energy                    COM              264399106      324    16050 SH       SOLE                    16050
E*Trade Group                  COM                             281    79250 SH       SOLE                    79250
Express Scripts                COM              302182100      307     4200 SH       SOLE                     4200
Exxon Mobil                    COM              30231G102     9693   103463 SH       SOLE                   103463
Ford Motor II 6.5% Cv Pfd                       345395206      207     6375 SH       SOLE                     6375
General Electric               COM              369604103     4410   118969 SH       SOLE                   118969
Hershey Foods Corp             COM                            2362    59945 SH       SOLE                    59945
Hewlett-Packard                COM              428236103      328     6500 SH       SOLE                     6500
Home Depot                     COM              437076102     7627   283128 SH       SOLE                   283128
Honeywell Intl                 COM              438516106      520     8448 SH       SOLE                     8448
IMS Health                     COM              449934108      578    25100 SH       SOLE                    25100
Int'l Business Machines        COM              459200101     1196    11067 SH       SOLE                    11067
Intel                          COM              458140100      243     9100 SH       SOLE                     9100
Johnson & Johnson              COM              478160104    16007   239983 SH       SOLE                   239983
Kimberly-Clark                 COM              494368103      215     3100 SH       SOLE                     3100
Kraft Foods Cl A               COM                             222     6798 SH       SOLE                     6798
Lilly Eli & Company            COM              532457108     2448    45850 SH       SOLE                    45850
Lowe's Companies               COM              548661107     2845   125760 SH       SOLE                   125760
M&T Bank                       COM                             965    11825 SH       SOLE                    11825
McDermott Int'l                COM              580037109      419     7102 SH       SOLE                     7102
McDonalds Corp                 COM              580135101     3131    53154 SH       SOLE                    53154
Merck & Co                     COM              589331107    22416   385756 SH       SOLE                   385756
Moody's Corporation            COM              615369105     3216    90075 SH       SOLE                    90075
Motorola                       COM              620076109     1717   107057 SH       SOLE                   107057
Pepsico                        COM              713448108     2285    30104 SH       SOLE                    30104
Pfizer Incorporated            COM              717081103     3063   134752 SH       SOLE                   134752
PNC Financial Services         COM              693475105     1067    16250 SH       SOLE                    16250
Procter & Gamble               COM              742718109     5536    75399 SH       SOLE                    75399
Royal Dutch Shell ADR          COM                             362     4300 SH       SOLE                     4300
Sabine Royalty Trust           COM              785688102      205     4775 SH       SOLE                     4775
Schering Plough                COM              806605101    10395   390212 SH       SOLE                   390212
Schlumberger                   COM              806857108      344     3500 SH       SOLE                     3500
Southern Company               COM              842587107      271     7000 SH       SOLE                     7000
Texas Citizens Bank            COM                             162    16200 SH       SOLE                    16200
Texas Instruments              COM              882508104      427    12784 SH       SOLE                    12784
U S Bancorp                    COM              902973304    12478   393138 SH       SOLE                   393138
USG Corp                       COM              903293405    14590   407652 SH       SOLE                   407652
Wachovia Corp                  COM              929903102      987    25959 SH       SOLE                    25959
Wachovia DEPs                  PFD                               0    30300 SH       SOLE                    30300
Wells Fargo & Co               COM              949746101     9867   326835 SH       SOLE                   326835
Wyeth                          COM              983024100      283     6400 SH       SOLE                     6400
YUM! Brands                    COM              895953107     1198    31310 SH       SOLE                    31310
Zimmer Holdings                COM                            2560    38705 SH       SOLE                    38705